11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 5) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	$ (16,687)	$ (23,565)	$ (13,823)
Profit (loss)	4,089	5,483	(1,217)
Increase for subsidiaries acquisition			(8,525)
Reclassification to held for sale		1,395
Other comprehensive income (loss)	0	0	0
Deferred tax liability, ending	(12,598)	(16,687)	(23,565)
Investments in joint ventures and associates
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(1,962)	(2,449)
Profit (loss)	1,328	554	(10)
Increase for subsidiaries acquisition			(2,439)
Reclassification to held for sale		0
Other comprehensive income (loss)	(67)	(67)	0
Deferred tax liability, ending	(701)	(1,962)	(2,449)
Intangible assets
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(108)	(542)	(568)
Profit (loss)	(7,178)	434	167
Increase for subsidiaries acquisition			(141)
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax liability, ending	(7,286)	(108)	(542)
Trade and other receivables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(997)	(1,568)	(660)
Profit (loss)	723	571	(396)
Increase for subsidiaries acquisition			(512)
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax liability, ending	(274)	(997)	(1,568)
Financial assets at fair value through profit and loss
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(89)	(176)	(122)
Profit (loss)	(233)	87	47
Increase for subsidiaries acquisition			(101)
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax liability, ending	(322)	(89)	(176)
Borrowings
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(201)	(112)	(62)
Profit (loss)	79	(89)	32
Increase for subsidiaries acquisition			(82)
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax liability, ending	(122)	(201)	(112)
Assets classified as held for sale
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(1,241)	0
Profit (loss)	1,241	154	0
Increase for subsidiaries acquisition			0
Reclassification to held for sale		(1,395)
Other comprehensive income (loss)	0	0	0
Deferred tax liability, ending	0	(1,241)	0
Other
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(165)	(6)	(5)
Profit (loss)	(74)	(159)	39
Increase for subsidiaries acquisition			(40)
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax liability, ending	(239)	(165)	(6)
Deferred tax liabilities
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liability, beginning	(21,450)	(28,418)	(15,240)
Profit (loss)	(25)	7,035	(1,338)
Increase for subsidiaries acquisition			(11,840)
Reclassification to held for sale		0
Other comprehensive income (loss)	(67)	(67)	0
Deferred tax liability, ending	(21,542)	(21,450)	(28,418)
Tax loss-carryforwards
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	2,416	1,736	79
Profit (loss)	(441)	680	1,657
Increase for subsidiaries acquisition			0
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax asset, ending	1,975	2,416	1,736
Trade and other receivables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	175	357	131
Profit (loss)	289	0	57
Increase for subsidiaries acquisition			169
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax asset, ending	464	175	357
Derivative financial instruments
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	0	0	0
Profit (loss)	0	(173)	0
Increase for subsidiaries acquisition			0
Reclassification to held for sale		(9)
Other comprehensive income (loss)	0	0
Deferred tax asset, ending	0	0	0
Financial assets at fair value through profit and loss
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	18	0	20
Profit (loss)	(16)	18	(20)
Increase for subsidiaries acquisition			0
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax asset, ending	2	18	0
Trade and other payables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	1,745	2,071	826
Profit (loss)	210	(326)	1,245
Increase for subsidiaries acquisition			0
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax asset, ending	1,955	1,745	2,071
Salaries and social security payable
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	0	0	0
Profit (loss)	56	0	0
Increase for subsidiaries acquisition			0
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0
Deferred tax asset, ending	56	0	0
Defined benefit plans
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	384	666	270
Profit (loss)	(98)	(184)	25
Increase for subsidiaries acquisition			324
Reclassification to held for sale		(93)
Other comprehensive income (loss)	41	(5)	47
Deferred tax asset, ending	327	384	666
Provisions
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	1,096	3,173	332
Profit (loss)	105	(1,569)	229
Increase for subsidiaries acquisition			2,612
Reclassification to held for sale		(508)
Other comprehensive income (loss)	0	0	0
Deferred tax asset, ending	1,201	1,096	3,173
Taxes payable
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	249	413	122
Profit (loss)	(36)	(164)	(431)
Increase for subsidiaries acquisition			722
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax asset, ending	213	249	413
Liabilities associated to assets classified as held for sale
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	542	0	0
Profit (loss)	(542)	(68)	0
Increase for subsidiaries acquisition			0
Reclassification to held for sale		610
Other comprehensive income (loss)	0	0
Deferred tax asset, ending	0	542	0
Other
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	67	232	57
Profit (loss)	8	(165)	(38)
Increase for subsidiaries acquisition			213
Reclassification to held for sale		0
Other comprehensive income (loss)	0	0	0
Deferred tax asset, ending	75	67	232
Deferred tax asset
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax asset, beginning	6,692	8,648	1,837
Profit (loss)	(465)	(1,951)	2,724
Increase for subsidiaries acquisition			4,040
Reclassification to held for sale		0
Other comprehensive income (loss)	41	(5)	47
Deferred tax asset, ending	$ 6,268	$ 6,692	$ 8,648